Tradr 2X Long CORZ Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,128,768
TOTAL NET ASSETS — 100.0%	$4,128,768

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Core Scientific, Inc.	Receive	11.65% (OBFR01* + 800bps)	At Maturity	12/9/2026	$1,073,602	$-	$(468,713)
Marex	Core Scientific, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	12/13/2026	7,121,583	-	353,888
TOTAL EQUITY SWAP CONTRACTS								$(114,825)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.